Transactions with Related Parties - Schedule of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue	₩ 21,988	₩ 17,234	₩ 18,417
Purchases	27	201	70
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Revenue	21,981	17,233	18,417
Purchases	17	16	15
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Revenue	7	1	0
Purchases	₩ 10	₩ 185	₩ 55